SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY

NOTE 11 - SHAREHOLDERS’ EQUITY

At December 31, 2011 and 2010, the Company had 66,997 shares, held in treasury stock. During 2011 the Company did not purchase or sell any treasury stock. During 2010, the Company purchased 1,300 and shares. The Company did not sell any shares in 2010.

The ability of the Company to pay cash dividends is dependent upon receiving cash in the form of dividends from the Bank. However, certain restrictions exist regarding the ability of the Bank to transfer funds to Communitycorp in the form of cash dividends. Dividends to the Company are payable only from the undivided profits of the Bank. At December 31, 2011, the Bank’s undivided profits were $14,599,293. The Bank is authorized to pay cash dividends up to 100% of net income in any calendar year without obtaining the prior approval of the S.C. Commissioner of Banking provided that the Bank received a composite rating of one or two at the last Federal or State regulatory examination. Under Federal Reserve Board regulations, the amounts of loans or advances from the Bank to the parent company are also restricted.